Investment Securities (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Schedule of marketable securities
Investment securities at December 31, 2015 and December 31, 2014 were as follows:

(In thousands)	Amortized Cost	Gross Unrealized/Unrecognized Holding Gains	Gross Unrealized/Unrecognized Holding Losses	Estimated Fair Value
2015:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$527,605	$—	$5,542	$522,063
U.S. Government sponsored entities’ asset-backed securities	907,989	8,776	5,272	911,493
Other equity securities	1,120	1,590	—	2,710
Total	$1,436,714	$10,366	$10,814	$1,436,266
2015:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$48,190	$734	$—	$48,924
U.S. Government sponsored entities’ asset-backed securities	101,112	1,526	134	102,504
Total	$149,302	$2,260	$134	$151,428

(In thousands)	Amortized Cost	Gross Unrealized/Unrecognized Holding Gains	Gross Unrealized/Unrecognized Holding Losses	Estimated Fair Value
2014:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$546,886	$11	$8,833	$538,064
U.S. Government sponsored entities’ asset-backed securities	751,974	13,421	4,242	761,153
Other equity securities	1,120	1,578	—	2,698
Total	$1,299,980	$15,010	$13,075	$1,301,915
2014:
Securities Held-to-Maturity
U.S. Government sponsored entities’ asset-backed securities	$140,562	$3,088	$160	$143,490

Schedule of unrealized loss on investments
The following table provides detail on investment securities with unrealized losses aggregated by investment category and length of time the individual securities had been in a continuous loss position at December 31, 2015 and December 31, 2014:

	Less than 12 Months		12 Months or Longer		Total
(In thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
2015:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$326,973	$2,117	$195,090	$3,425	$522,063	$5,542
U.S. Government sponsored entities' asset-backed securities	384,169	2,776	114,543	2,496	498,712	5,272
Total	$711,142	$4,893	$309,633	$5,921	$1,020,775	$10,814
2015:
Securities Held-to-Maturity
U.S. Government sponsored entities’ asset-backed securities	$5,656	$10	$7,792	$124	$13,448	$134

	Less than 12 Months		12 Months or Longer		Total
(In thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
2014:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$119,913	$87	$388,140	$8,746	$508,053	$8,833
U.S. Government sponsored entities' asset-backed securities	73,276	136	170,430	4,106	243,706	4,242
Total	$193,189	$223	$558,570	$12,852	$751,759	$13,075
2014:
Securities Held-to-Maturity
U.S. Government sponsored entities' asset-backed securities	$8,032	$148	$2,714	$12	$10,746	$160

Schedule of contractual maturity of debt securities
The amortized cost and estimated fair value of investments in debt securities at December 31, 2015, are shown in the following table by contractual maturity, except for asset-backed securities, which are shown as a single total, due to the unpredictability of the timing in principal repayments.

(In thousands)	Amortized Cost	Estimated Fair Value	Tax Equivalent Yield
Securities Available-for-Sale
U.S. Treasury and other U.S. Government sponsored entities’ notes:
Due one through five years	$220,000	$219,135	1.29%
Due five through ten years	307,605	302,928	2.40%
Total	$527,605	$522,063	1.94%

U.S. Government sponsored entities’ asset-backed securities	$907,989	$911,493	2.23%

Securities Held-to-Maturity
Obligations of states and political subdivisions
Due greater than ten years	$48,190	$48,924	4.65%
Total	$48,190	$48,924	4.65%

U.S. Government sponsored entities’ asset-backed securities	$101,112	$102,504	3.42%